DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
DEBT

NOTE G – DEBT

Debt consists of the following at:

	March 31, 2022 (Unaudited)	December 31, 2021
Secured Notes Payable to BHP Capital and Quick Capital, net of debt discounts of $68,750 and $0 respectively(i)	306,250	-
Claimed amount due to Factor (AEC Yield Capital, LLC) pursuant to Factor’s Notice of Default dated July 31, 2018	387,535	387,535
Short-term capital lease	5,574	5,574
Note issued in Lyell acquisition	49,179	189,179
Loans payable to officers, interest at 8%, due on demand	55,539	44,038
Sales Tax Payable	-	28,368
Note payable to officer, interest at 15% per annum, due on demand	68,835	75,838
Total	872,912	730,532
Current portion of debt	(872,912)	(730,532)
Long-term portion of debt	$-	$-

(i)	On February 28, 2022, the Company (the “Borrower”) entered into a Note Purchase Agreement (“NPA”) with each of BHP Capital NY Inc. and Quick Capital, LLC (together, the “Investors”) and issued each of the Investors a Secured Convertible Promissory Note (the “Note”) in the amount of $187,500. The Notes are convertible, in whole or in part, after the occurrence of any Event of Default. The Holders shall have the right at any time, and from time to time, on or after the Issue Date to convert all or any part of the outstanding and unpaid principal, interest, fees, or any other obligation owed pursuant to these Notes into fully paid and non-assessable shares of Common Stock before maturity (February 28, 2023) at the option of the holders at the Fixed Conversion Price that shall be $0.0005 To the extent the Conversion Price of the Borrower’s Common Stock closes below the par value per share, the Borrower will take all steps necessary to solicit the consent of the stockholders to reduce the par value of the Common Stock to the lowest value possible under law. The Borrower agrees to honor all conversions submitted pending this adjustment. If the shares of the Borrower’s Common Stock have not been delivered within three (3) business days to the Holder, the Notice of Conversion may be rescinded by the Holder. If the Trading Price cannot be calculated for such security on such date in the manner provided above, the Trading Price shall be the fair market value as mutually determined by the Borrower and the Holder for which the calculation of the Trading Price is required in order to determine the Conversion Price of such Notes. If at any time the Conversion Price as determined hereunder for any conversion would be less than the par value of the Common Stock, then at the sole discretion of the Holder, the Conversion Price hereunder may equal such par value for such conversion and the Conversion Amount for such conversion may be increased to include Additional Principal, where “Additional Principal” means such additional amount to be added to the Conversion Amount to the extent necessary to cause the number of conversion shares issuable upon such conversion to equal the same number of conversion shares as would have been issued had the Conversion Price not been adjusted by the Holder to the par value price. The Notes have a term of one (1) year and provide for a one-time interest charge of 10%. The transaction closed on February 28, 2022. As of March 31, 2022, $187,500 principal plus $18,750 interest were due on the BHP Note and $$187,500 principal plus $18,750 interest were due on the Quick Capital Note.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the three months ended March 31, 2022 and 2021

(Unaudited)

NOTE G – DEBT

Debt consists of the following at:

	December 31, 2021	December 31, 2020
Note payable to Seller of CARE dated October 20, 2017, interest at 7% per annum, payable in 16 quarterly installments of principal and interest commencing on January 1, 2018 and ending October 1, 2021, in technical default (i)	$-	$315,810
Note payable to Seller of CFSI dated October 20, 2017, interest at 7% per annum, payable in 16 quarterly installments of principal and interest commencing on January 1, 2018 and ending October 1, 2021, in technical default (i)	-	179,190
Claimed amount due to Factor pursuant to Factor’s Notice of Default dated July 31, 2018	387,535	387,535
Short-term capital lease	5,574	5,574
Note issued in Lyell acquisition	189,179	-
Sales tax payable	28,368	-
Note payable to officer, interest at 12% per annum	75,838	-
Loans payable to officers, will bear 8% interest beginning 2022, due on demand	44,038	8,475
Total	730,532	896,584
Current portion of debt	(730,532)	(896,584)
Long-term portion of debt	$-	$-

(i)

On September 16, 2021, the Company entered into a Release and Settlement Agreement (the “Settlement Agreement”) with Gordon Boorse pertaining to the outstanding principal and interest outstanding on the Notes issued by the Company in the purchase of Compaction and Recycling Equipment, Inc. (the “CARE Note”) and Columbia Financial Services, Inc, (the “CFSI Note”). Under the terms of the Settlement Agreement, the Company abandoned all claims against Boorse with respect to its purchase of CARE and CFSI, and Boorse forgave the outstanding principal ($495,000) and interest ($157,559) due under the CARE and CFSI Notes.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2021 and 2020